Leases - Maturity of Lease Liabilities and Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Maturity of lease liabilities
Remainder of 2019	$ 5,640
2020	7,684
2021	5,349
2022	4,050
2023	3,876
Thereafter	11,151
Total future minimum lease payments	37,750
Less imputed interest	(3,222)
Lease liability	34,528
future minimum lease payments
Remainder of 2019	5,640
2020	7,684
2021	5,349
2022	4,050
2023	3,876
Thereafter	11,151
Total future minimum lease payments	$ 37,750